Convertible Note Liability	12 Months Ended
Mar. 31, 2026
Convertible Note Liability [Abstract]
Convertible note liability

17. Convertible note liability

On January 15, 2024, in connection with the RTO Transaction (Note 5), the Company and Psyence Biomed II entered into the Securities Purchase Agreement with the Investors and the NCAC Sponsor, relating to up to four senior secured convertible notes obligations under which are guaranteed by certain assets of the Company and Psyence Biomed II, issuable to the Investors at or after the Closing, as the case may be, for the aggregate principal amount of up to $12,500,000 in exchange for up to $10,000,000 in cash subscription amounts (the “Convertible Note Financing”).

The First Tranche Notes, for an aggregate of $3,125,000 principal, were delivered by the Company to the Investors on January 25, 2024, in exchange for an aggregate of $2,500,000 in financing, which occurred substantially concurrently with the consummation of the RTO Transaction. On the original issuance date of the First Tranche Notes, interest began accruing at 8.0% per annum based on the outstanding principal amount of the First Tranche Notes and is payable monthly in arrears in cash or in common shares of the Company. The maturity date of the First Tranche Note was January 25, 2027.

The Second Tranche Notes, for an aggregate of $1,000,000 principal, were delivered by the Company to the Investors between May and July 2024, in exchange for an aggregate of $1,250,000 in financing. On the original issuance date of the Second Tranche Notes, interest began accruing at 8.0% per annum based on the outstanding principal amount of the Second Tranche Notes and is payable monthly in arrears in cash or in common shares of the Company at the Conversion Price. The maturity date of the Second Tranche Notes is May 31, 2027.

The Company designated the entire instrument as FVTPL.

On August 20, 2024, the Company and the Investor entered into an addendum to the Securities Purchase Agreement (the “Addendum”). Under the provisions of the Addendum, the First and Second Trance Notes would be extinguished by the Company issuing common shares within the conversion limits detailed in the Securities Purchase Agreement.

As a consideration to the Investor entering into the Addendum, the Company issued to the Investor 268 common shares valued at $523,000 based on the market price of the common shares on the date of issuance and 134 warrants to acquire common shares of the Company with a two-year expiry, exercisable at $1,867.97 per share. The warrants were valued at $42,528 using the Black-Scholes pricing model with the following assumptions:

Warrant Inputs at August 20, 2024
Share price	$1,953.90
Expected dividend yield	Nil
Exercise price	$1,867.97
Risk-free interest rate	3.93%
Expected life	2.00
Expected volatility	17.7%
Expiry date	August 20, 2026

The fair value of shares and warrants issued pursuant to the Addendum as detailed above, was recorded in the consolidated statements of income/(loss) and comprehensive income/(loss) as part of the fair value gain on convertible note.

On November 27, 2024, the Company and the Investor entered into the Termination Agreement pursuant to which all obligations, covenants and liabilities of the Company and the Investor under the Securities Purchase Agreement will be fully and finally terminated.

As a consideration to the Investor entering into the Termination Agreement, the Company issued to the Investor 3,031 common shares valued at $489,598 based on the market price of the common shares on the date of issuance and 3,660 warrants to acquire common shares of the Company with nominal exercise price for a one-year period. The warrants were valued at $639,954 by the reference to the Company’s common share price.

The fair value of shares and warrants issued pursuant to the Termination Agreement as detailed above, was recorded in the consolidated statements of income/(loss) and comprehensive income/(loss) as part of the fair value gain on convertible note.

Between May and September 2024, the Company converted all outstanding balance of the First and Second Tranche Notes into common shares by issuing 2,806 common shares. The total additions to equity on conversion were $3,604,688.

The Company measured the fair value of the convertible loan liability before each conversion using Monte Carlo valuation model with the following main assumptions: expected dividend yield 0%, exercise price $1,400.98 - $2,002.84, risk free interest rate 3.63%- 5.23%, expected life 0.1 – 2.7 years.

The change in fair value resulted in a fair value gain of $nil (2025 – gain of $5,052,708, 2024 – loss of $5,157,397) which was recorded in the consolidated statements of income/(loss) and comprehensive income/(loss) as part of the fair value gain on convertible note.